Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Current:
State				$ 2,053	$ 1,608
Total				2,053	1,608
Deferred
Provision for income tax	$ 2,877	$ 5,023	$ 2,053	$ 2,053	$ 1,608